Stock-Based Compensation (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation programs expense	$ 223	$ 253	$ 274
Income tax benefits	(67)	(80)	(98)
Stock-based compensation expenses, net of tax	156	173	176
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation programs expense	27	29	31
Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation programs expense	167	192	209
Research, development and related expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation programs expense	$ 29	$ 32	$ 34